UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Jericho Capital Asset Management L.P.

Address:    510 Madison Avenue, 27th Floor
            New York, New York 10022


13F File Number: 028-14687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Josh Resnick
Title:   Managing Member
Phone:  (212) 946-7650


Signature, Place and Date of Signing:

/s/ Josh Resnick                New York, New York          November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $728,777 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name

1.       028-14688               Jericho Capital Master Fund L.P.


                                                FORM 13F INFORMATION TABLE
                                                   September 30, 2012



COLUMN 1                       COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8

                               TITLE                    VALUE      SHRS OR     SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP       (X$1000)   PRN AMT     PRN CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
---------------                --------     -----       --------   -------     --- ----  ----------   -------   ----    ------  ----
AMAZON COM INC                 COM          023135106    19,328        76,000  SH        DEFINED      1            76,000
BANKRATE INC DEL               COM          06647F102     6,795       436,135  SH        DEFINED      1           436,135
BROADCOM CORP                  CL A         111320107    23,396       676,762  SH        DEFINED      1           676,762
CALIX INC                      COM          13100M509    11,271     1,761,018  SH        DEFINED      1         1,761,018
CAVIUM INC                     COM          14964U108     4,797       144,000  SH        DEFINED      1           144,000
CHARTER COMMUNICATIONS INC D   CL A NEW     16117M305    69,196       921,879  SH        DEFINED      1           921,879
CIRRUS LOGIC INC               COM          172755100    33,149       863,478  SH        DEFINED      1           863,478
COGENT COMM GROUP INC          COM NEW      19239V302    32,536     1,415,208  SH        DEFINED      1         1,415,208
COMMVAULT SYSTEMS INC          COM          204166102    15,327       261,285  SH        DEFINED      1           261,285
DISH NETWORK CORP              CL A         25470M109    31,607     1,032,586  SH        DEFINED      1         1,032,586
E M C CORP MASS                COM          268648102    23,477       860,895  SH        DEFINED      1           860,895
EQUINIX INC                    COM NEW      29444U502    57,138       277,300  SH        DEFINED      1           277,300
EZCHIP SEMICONDUCTOR LIMITED   ORD          M4146Y108    16,859       551,132  SH        DEFINED      1           551,132
HERTZ GLOBAL HOLDINGS INC      COM          42805T105    26,554     1,934,000  SH        DEFINED      1         1,934,000
IMAX CORP                      COM          45245E109    39,015     1,959,578  SH        DEFINED      1         1,959,578
LOGMEIN INC                    COM          54142L109    14,431       643,362  SH        DEFINED      1           643,362
OCZ TECHNOLOGY GROUP INC       COM          67086E303     3,470     1,000,000  SH        DEFINED      1         1,000,000
PEGASYSTEMS INC                COM          705573103     8,716       300,138  SH        DEFINED      1           300,138
SHUTTERFLY INC                 COM          82568P304    36,987     1,188,514  SH        DEFINED      1         1,188,514
SINA CORP                      ORD          G81477104    47,846       739,729  SH        DEFINED      1           739,729
SIRIUS XM RADIO INC            COM          82967N108    34,214    13,210,200  SH        DEFINED      1        13,210,200
SPREADTRUM COMMUNICATIONS IN   ADR          849415203    37,950     1,850,311  SH        DEFINED      1         1,850,311
SPRINT NEXTEL CORP             COM SER 1    852061100    42,389     7,679,135  SH        DEFINED      1         7,679,135
TIVO INC                       COM          888706108    10,850     1,040,252  SH        DEFINED      1         1,040,252
VALASSIS COMMUNICATIONS INC    COM          918866104    29,598     1,198,803  SH        DEFINED      1         1,198,803
VIRGIN MEDIA INC               COM          92769L101    23,174       787,699  SH        DEFINED      1           787,699
YAHOO INC                      COM          984332106    28,707     1,797,000  SH        DEFINED      1         1,797,000





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